Other intangible assets (Tables)	6 Months Ended
Dec. 31, 2021
Summary of other intangible assets

The following table shows the movements in other intangible assets:

	31 December 2021	30 June 2021
	$	$
Brand, trademark, trade names and domain names
Gross carrying amount
Balance at beginning of period	-	-
Acquired through business combination	720,550	-
Domain names	32,868
Balance at end of period	753,418	-

Accumulated amortisation
Balance at beginning of period	-	-
Amortisation for the period	(56,043)	-
Balance at end of period	(56,043)	-
Carrying amount at the end of the period	697,375	-